LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT
Schedule of debt discounts

Debt discounts consist of the following (in thousands):

	December 31,
	2021	2020
Amended 1st Credit Facility:
Debt discount	$—	$1,154
Less: Accumulated amortization	—	(1,091)
	—	63
2nd Credit Facility:
Debt discount	—	862
Less: Accumulated amortization	—	(629)
	—	233
3rd Credit Facility:
Debt discount	—	735
Less: Accumulated amortization	—	(416)
	—	319
Total	$—	$615

Schedule of deferred financing costs

Deferred financing costs consist of the following (in thousands):

	December 31,
	2021	2020
Amended 1st Credit Facility:
Deferred financing costs	$—	$4,540
Less: Accumulated amortization	—	(4,403)
	—	137
2nd Credit Facility:
Deferred financing costs	—	3,845
Less: Accumulated amortization	—	(2,770)
	—	1,075
3rd Credit Facility:
Deferred financing costs	—	2,622
Less: Accumulated amortization	—	(1,457)
	—	1,165
Total	$—	$2,377

Schedule of outstanding debt, unamortized debt discounts, and unamortized deferred financing costs

The principal balances of all outstanding debt, unamortized debt discounts and unamortized deferred financing costs are as follows (in thousands):

		Interest Rate Per	December 31,
	Maturity Dates	Annum	2021	2020
Amended 1st Credit Facility:
A-1	2020 to 2021	10.92%	$—	$11,811
A-2	2020 to 2021	10.92%	—	7,874
A-3	2021 to 2022	10.92%	—	28,104
B	2023 to 2024	12.00%	—	8,119

2nd Credit Facility:
A	2023 to 2024	8.15%	—	55,450
B	2023 to 2024	11.40%	—	24,510

3rd Credit Facility:		9.54%
A	2024 to 2025	9.54%	—	53,334

Promissory Notes			—	24,879

CARES Act Paycheck Protection Program Loan			—	—
			—	214,081
Less: Unamortized debt discount			—	(615)
Less: Unamortized deferred financing costs			—	(2,377)
			—	211,089
Less: Current maturities of long-term debt			—	(62,678)
Total			$—	$148,411